Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Financial Instruments

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$178,059	$—	$178,059	$—
Restricted time deposits	246,599	—	246,599	—
Short-term investments	51,720	—	51,720	—

Total	$476,378	$—	$476,378	$—

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$153,222	$—	$153,222	$—
Short-term investments	17,560	—	17,560	—

Total	$170,782	$—	$170,782	$—